Consolidated Statements of Cash Flows - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Cash Flows from Operating Activities
Net loss	$ (37,061)	$ (441,322)	$ (285,585)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	1,000	118,652	105,208
Stock-based compensation	23,705	108,323	53,085
Impairment of goodwill	0	372,728	115,483
Impairment of assets held for sale	0	0	3,276
Loss on sale of business	0	0	4,247
Amortization of debt issuance costs	0	4,836	6,418
Noncash lease expense	115	1,532	1,680
Change in fair value of Warrant liabilities	0	3,751	(5,109)
Deferred tax benefits	(816)	(118,048)	(22,330)
Loss on extinguishment of related-party debt	0	0	2,004
Other	(9)	661	2,042
Changes in operating assets and liabilities
Accounts receivable	11,118	4,602	20,857
Prepaids and other assets	1,069	(3,348)	5,207
Accounts payable	(67,600)	2,121	(6,796)
Accrued expenses and other liabilities	57,488	(22,034)	(19,438)
Deferred revenue	311	9,008	15,273
Long-term earnout liabilities	0	20,000	20,000
Other long-term liabilities	77	(18,145)	(264)
Net cash provided by (used in) operating activities	(10,603)	3,317	(24,742)
Cash Flows from Investing Activities
Purchases of property and equipment	0	(3,546)	(2,353)
Capitalized software development costs	(441)	(6,389)	(5,607)
Proceeds from sale of business, net of cash sold	0	0	211,139
Acquisition of businesses, net of cash acquired	0	(444,074)	0
Net cash provided by (used in) investing activities	(441)	(454,009)	203,179
Cash Flows from Financing Activities
Proceeds from Term Loan and 2022 Revolving Note	0	450,000	0
Proceeds from related-party loan, net of lender fees	0	0	11,278
Repayments of related party loan, inclusive of lender fees	0	0	(2,699)
Proceeds from 2023 Revolving Note	0	0	64,000
Repayment of 2023 Revolving Note, inclusive of lender fees	0	0	(66,400)
Repayment of Term Loan	0	(187,488)	(20,000)
Repayment of 2022 Revolving Note	0	0	(50,000)
Payments for financing costs	0	(24,845)	0
Payment of acquisition holdback	0	(1,715)	(1,935)
Payment of promissory note	0	0	(5,156)
Taxes paid related to net settlement of stock awards	0	(2,090)	(3,063)
Redemptions of Class A common stock	0	(510,469)	0
Proceeds from Warrant exercises	0	5,027	0
Purchases of treasury stock	0	1,122	0
Cash received from the Backstop	0	246,484	0
Distributions to members	0	(1,511)	(97)
Net cash used in financing activities	0	(27,729)	(74,072)
Effect of exchange rate changes in cash, cash equivalent and restricted cash	(19)	(57)	10
Net increase (decrease) in cash, cash equivalents and restricted cash	(11,063)	(478,478)	104,375
Cash and cash equivalents and restricted cash, beginning of the period	48,639	37,576	39,075
Cash and cash equivalents and restricted cash, end of the period	37,576	39,075	143,450
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	36,833	8,905	135,343
Restricted cash	743	11,112	8,107
Cash and restricted cash included in assets held for sale from discontinued operations	0	19,058	0
Total cash, cash equivalents and restricted cash	37,576	39,075	143,450
Supplemental cash flow information:
Cash paid for income taxes	241	8,298	7,102
Cash paid for interest	932	25,993	42,875
Cash paid for operating lease liabilities	175	2,199	2,141
Operating lease assets obtained in exchange for operating lease liabilities	7,987	2,064	0
Tenant improvements paid by lessor	0	636	0
Stock-based compensation included in capitalized software development costs	0	817	2,008
Equity issuance to settle intercompany loan	941	0	0
Settlement of incentive plan through issuance of common stock	0	0	1,658
Restructuring of holdback liability to promissory note	0	0	5,156
Deferred consideration for acquisition	$ 0	$ 6,850	$ 0